Capital - Disclosure of Cash Flow Statement (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of classes of share capital [line items]
Cash flow from operating activities	$ 1,464	$ 877	$ 1,001
Increase (decrease) in cash flow from operating activities	587
Change in non-cash working capital	(124)	316	(174)
Increase (decrease) in change in non-cash working capital	(440)
Cash flow from operations before changes in working capital	1,340	1,193	827
Increase (decrease) in cash flow from operations before changes in working capital	147
Distributions paid to subsidiaries’ non-controlling interests	223	187	156
Increase (decrease) in dividends paid to non controlling interests	(36)
Property, plant and equipment expenditures	875	918	480
Increase (decrease) in property, plant and equipment expenditure	43
Net inflows (outflows) of cash	133	(9)
Increase (decrease) in net inflows (outflows) of cash	142
Committed syndicated bank facility | Committed credit facilities
Disclosure of classes of share capital [line items]
Undrawn borrowing capacity	1,400	1,000
Common shares
Disclosure of classes of share capital [line items]
Dividends paid	58	54	48
Increase (decrease) in dividends paid	(4)
Preferred shares
Disclosure of classes of share capital [line items]
Dividends paid	51	$ 43	$ 39
Increase (decrease) in dividends paid	$ (8)